Supplement to the
Strategic Advisers® Emerging Markets Fund of Funds
April 29, 2014
Prospectus

At a meeting held on March 5, 2015, the Board of Trustees approved the appointment of M&G Investment Management Limited (M&G) as a new sub-adviser of the fund. Therefore, all references to the sub-advisers of the fund shall now refer to Acadian Asset Management LLC (Acadian), M&G, and Pyramis Global Advisors, LLC (Pyramis).

The following information replaces the similar information found under the heading "Investment Adviser" in the "Fund Summary" section beginning on page 7.

Strategic Advisers, Inc. (Strategic Advisers) (the Adviser) is the fund's manager. Acadian Asset Management LLC (Acadian), M&G Investment Management Limited (M&G), and Pyramis Global Advisors, LLC (Pyramis) have been retained to serve as sub-advisers for the fund. Acadian, M&G, and Pyramis have not currently been allocated a portion of the fund's assets to manage.

The following information supplements existing information found in the "Fund Management" section on page 26.

The Adviser has currently retained Acadian, at 260 Franklin Street, Boston, Massachusetts 02110, M&G, at Laurence Pountney Hill, London EC4R 0HH, and Pyramis, at 900 Salem Street, Smithfield, Rhode Island 02917 to serve as sub-advisers for the fund. The Adviser currently employs a fund of funds investment structure for the fund. As a result, no portion of the fund's assets has been allocated to a sub-adviser. However, the Adviser may allocate assets to one or more sub-advisers in the future, pursuant to the terms of the Exemptive Order described above.

RMF-15-01  March 23, 2015
1.948110.104

Supplement to the
Strategic Advisers® Emerging Markets Fund of Funds
Class F
April 29, 2014
Prospectus

At a meeting held on March 5, 2015, the Board of Trustees approved the appointment of M&G Investment Management Limited (M&G) as a new sub-adviser of the fund. Therefore, all references to the sub-advisers of the fund shall now refer to Acadian Asset Management LLC (Acadian), M&G, and Pyramis Global Advisors, LLC (Pyramis).

The following information replaces the similar information found under the heading "Investment Adviser" in the "Fund Summary" section beginning on page 7.

Strategic Advisers, Inc. (Strategic Advisers) (the Adviser) is the fund's manager. Acadian Asset Management LLC (Acadian), M&G Investment Management Limited (M&G), and Pyramis Global Advisors, LLC (Pyramis) have been retained to serve as sub-advisers for the fund. Acadian, M&G, and Pyramis have not currently been allocated a portion of the fund's assets to manage.

The following information supplements existing information found in the "Fund Management" section on page 20.

The Adviser has currently retained Acadian, at 260 Franklin Street, Boston, Massachusetts 02110, M&G, at Laurence Pountney Hill, London EC4R 0HH, and Pyramis, at 900 Salem Street, Smithfield, Rhode Island 02917 to serve as sub-advisers for the fund. The Adviser currently employs a fund of funds investment structure for the fund. As a result, no portion of the fund's assets has been allocated to a sub-adviser. However, the Adviser may allocate assets to one or more sub-advisers in the future, pursuant to the terms of the Exemptive Order described above.

RMF-F-15-01  March 23, 2015
1.965096.101

Supplement to the
Strategic Advisers® Emerging Markets Fund of Funds
Class L and Class N
April 29, 2014
Prospectus

At a meeting held on March 5, 2015, the Board of Trustees approved the appointment of M&G Investment Management Limited (M&G) as a new sub-adviser of the fund. Therefore, all references to the sub-advisers of the fund shall now refer to Acadian Asset Management LLC (Acadian), M&G, and Pyramis Global Advisors, LLC (Pyramis).

The following information replaces the similar information found under the heading "Investment Adviser" in the "Fund Summary" section beginning on page 7.

Strategic Advisers, Inc. (Strategic Advisers) (the Adviser) is the fund's manager. Acadian Asset Management LLC (Acadian), M&G Investment Management Limited (M&G), and Pyramis Global Advisors, LLC (Pyramis) have been retained to serve as sub-advisers for the fund. Acadian, M&G, and Pyramis have not currently been allocated a portion of the fund's assets to manage.

The following information supplements existing information found in the "Fund Management" section on page 22.

The Adviser has currently retained Acadian, at 260 Franklin Street, Boston, Massachusetts 02110, M&G, at Laurence Pountney Hill, London EC4R 0HH, and Pyramis, at 900 Salem Street, Smithfield, Rhode Island 02917 to serve as sub-advisers for the fund. The Adviser currently employs a fund of funds investment structure for the fund. As a result, no portion of the fund's assets has been allocated to a sub-adviser. However, the Adviser may allocate assets to one or more sub-advisers in the future, pursuant to the terms of the Exemptive Order described above.

RMF-L-RMF-N-15-01  March 23, 2015
1.9864364.100

Supplement to the
Strategic Advisers® Emerging Markets Fund
April 29, 2014
Prospectus

At a meeting held on March 5, 2015, the Board of Trustees approved the appointment of M&G Investment Management Limited (M&G) as a new sub-adviser of the fund. Therefore, all references to the sub-advisers of the fund shall now refer to Acadian Asset Management LLC (Acadian), M&G, and Pyramis Global Advisors, LLC (Pyramis).

The following information replaces the similar information found under the heading "Investment Adviser" in the "Fund Summary" section beginning on page 7.

Strategic Advisers (the Adviser) is the fund's manager. Acadian Asset Management LLC (Acadian), M&G Investment Management Limited (M&G), and Pyramis Global Advisors, LLC (Pyramis) have been retained to serve as sub-advisers for the fund. Pyramis has not currently been allocated a portion of the fund's assets to manage.

The following information supplements existing information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 8.

Matthew Vaight, UKSIP, (portfolio manager) has managed M&G's portion of the fund's assets since March 2015.

The following information supplements existing information found in the "Fund Management" section on page 19.

M&G, at Laurence Pountney Hill, London EC4R 0HH, has been retained to serve as a sub-adviser for the fund. As of September 30, 2014, M&G had approximately $417.1 billion in discretionary assets under management. M&G provides investment advisory services for the fund.

The following information replaces the biographical information found in the "Fund Management" section on page 19.

M&G

Matthew Vaight, UKSIP, Portfolio Manager at M&G. He has worked in investment management for M&G since 1996, has managed investment portfolios since 2007. Education: B.A., Oxford University.

SAE-15-01  March 23, 2015
1.922892.103